New York Life Investments aCTIVE ETF Trust

NYLI Winslow Large Cap Growth ETF
NYLI Winslow Focused Large Cap Growth ETF
(the “Funds”)

Supplement dated February 27, 2026 (“Supplement”) to each Fund’s Prospectus,
Summary Prospectus and Statement of Additional Information (“SAI”)

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectus, Summary Prospectus and SAI.

Effective immediately, the following change will take place:

Peter A. Dlugosch will no longer serve as a portfolio manager of the Funds. All references to Mr. Dlugosch in each Fund’s Prospectus, Summary Prospectus and SAI are deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

REG-00112-02/26